Capital Group Core Plus Income ETF
Investment portfolio
September 30, 2023
unaudited
Bonds, notes & other debt instruments 99.52% Mortgage-backed obligations 44.48% Federal agency mortgage-backed obligations 31.31%	Principal amount (000)	Value (000)
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	USD4,036	$3,398
Fannie Mae Pool #FS0893 3.00% 2/1/2052[1]	821	681
Fannie Mae Pool #FS1030 3.00% 3/1/2052[1]	916	759
Fannie Mae Pool #BV3117 3.00% 3/1/2052[1]	757	628
Fannie Mae Pool #BV2954 3.00% 3/1/2052[1]	740	613
Fannie Mae Pool #FS1405 3.00% 4/1/2052[1]	775	642
Fannie Mae Pool #BU8933 3.00% 4/1/2052[1]	761	630
Fannie Mae Pool #CB3361 3.00% 4/1/2052[1]	730	607
Fannie Mae Pool #CB3586 3.00% 5/1/2052[1]	2,708	2,245
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	1,641	1,588
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	278	269
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	2,090	2,022
Freddie Mac Pool #QC3826 3.00% 7/1/2051[1]	984	816
Freddie Mac Pool #QD5662 3.00% 1/1/2052[1]	983	814
Freddie Mac Pool #QD7819 3.00% 2/1/2052[1]	857	710
Freddie Mac Pool #QD7918 3.00% 3/1/2052[1]	867	718
Freddie Mac Pool #QD8673 3.00% 3/1/2052[1]	810	672
Freddie Mac Pool #SD8206 3.00% 4/1/2052[1]	901	747
Freddie Mac Pool #SD1156 3.00% 4/1/2052[1]	888	735
Freddie Mac Pool #RA7130 3.00% 4/1/2052[1]	845	700
Freddie Mac Pool #QE5301 3.50% 5/1/2052[1]	710	611
Freddie Mac Pool #QE8663 3.50% 5/1/2052[1]	558	481
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	98	84
Freddie Mac Pool #QE4383 4.00% 6/1/2052[1]	790	704
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	4,003	3,872
Freddie Mac Pool #SD8342 5.50% 6/1/2053[1]	2,250	2,176
Government National Mortgage Assn. 3.50% 10/1/2053[1,2]	5,435	4,761
Uniform Mortgage-Backed Security 3.50% 10/1/2053[1,2]	25,200	21,674
Uniform Mortgage-Backed Security 4.00% 10/1/2053[1,2]	42,291	37,656
Uniform Mortgage-Backed Security 5.00% 10/1/2053[1,2]	47,262	44,592
Uniform Mortgage-Backed Security 6.00% 10/1/2053[1,2]	14,690	14,498
Uniform Mortgage-Backed Security 6.50% 10/1/2053[1,2]	10,810	10,860
Uniform Mortgage-Backed Security 2.00% 11/1/2053[1,2]	24,310	18,516
Uniform Mortgage-Backed Security 2.50% 11/1/2053[1,2]	50,170	39,891
Uniform Mortgage-Backed Security 3.00% 11/1/2053[1,2]	30,889	25,584
Uniform Mortgage-Backed Security 3.50% 11/1/2053[1,2]	18,805	16,188
Uniform Mortgage-Backed Security 4.50% 11/1/2053[1,2]	60,584	55,647
Uniform Mortgage-Backed Security 5.50% 11/1/2053[1,2]	12,134	11,724
Uniform Mortgage-Backed Security 6.00% 11/1/2053[1,2]	11,000	10,851
		340,364
Commercial mortgage-backed securities 11.66%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.466% 11/15/2055[1]	1,690	1,423
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.403% 7/15/2028[1]	2,288	2,111
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[1]	1,873	1,722
Capital Group Core Plus Income ETF — Page 1 of 20

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.489% 2/15/2056[1]	USD512	$427
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class AS, 6.625% 3/15/2056[1]	3,787	3,741
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.625% 3/15/2056[1]	2,641	2,457
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 7.00% 8/15/2056[1]	4,200	4,108
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 7.00% 8/15/2056[1]	2,960	2,570
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class C, 7.315% 9/15/2056[1]	2,818	2,632
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061[1]	1,000	703
Bank Commercial Mortgage Trust, Series 2019-BN24, Class B, 3.455% 11/15/2062[1]	1,033	782
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.507% 3/15/2064[1,3]	273	201
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.507% 3/15/2064[1,3]	250	197
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.251% 3/15/2037[1,4]	427	396
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.348% 12/15/2055[1]	1,355	1,147
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class B, 6.546% 4/15/2056[1]	948	876
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class C, 6.598% 4/15/2056[1]	1,253	1,071
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.828% 7/15/2056[1]	1,882	1,652
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.2543% 12/17/2053[1]	250	185
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.593% 5/15/2055[1,3]	2,005	1,345
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.995% 5/15/2050[1]	4,994	4,906
Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.995% 5/15/2055[1]	3,464	3,200
Benchmark Mortgage Trust, Series 2023-B38, Class B, 6.453% 4/15/2056[1]	4,994	4,797
Benchmark Mortgage Trust, Series 2023-B38, Class C, 6.453% 4/15/2056[1]	2,996	2,434
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056[1]	1,499	1,475
Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.412% 7/15/2056[1]	2,644	2,456
BMO Mortgage Trust, Series 2023-C4, Class B, 5.396% 2/15/2056[1]	711	615
BMO Mortgage Trust, Series 2023-C5, Class B, 6.70% 6/15/2056[1]	1,873	1,831
BMO Mortgage Trust, Series 2023-C5, Class C, 6.85% 6/15/2056[1]	998	905
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056[1]	3,505	3,455
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.355% 8/15/2056[1]	1,075	996
BMO Mortgage Trust, Series 2023-C6, Class B, 6.636% 9/15/2056[1]	1,550	1,515
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.102% 5/15/2039[1,3,4]	623	621
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 7.651% 5/15/2039[1,3,4]	317	313
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.447% 6/15/2027[1,3,4]	716	718
BX Trust, Series 2021-SDMF, Class D, (1-month USD CME Term SOFR + 1.501%) 6.834% 9/15/2034[1,3,4]	500	483
BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 7.097% 9/15/2036[1,4]	2,480	2,371
BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 7.447% 9/15/2036[1,4]	4,000	3,823
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.744% 10/15/2036[1,4]	2,976	2,883
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 8.171% 4/15/2037[1,3,4]	126	122
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.322% 2/15/2039[1,4]	4,887	4,780
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.783% 8/15/2039[1,3,4]	686	687
BX Trust, Series 2022-GPA, Class B, (1-month USD CME Term SOFR + 2.664%) 7.992% 10/15/2039[1,3,4]	982	984
BX Trust, Series 2022-GPA, Class C, (1-month USD CME Term SOFR + 3.213%) 8.542% 10/15/2039[1,3,4]	622	624
BX Trust, Series 2022-GPA, Class D, (1-month USD CME Term SOFR + 4.061%) 9.392% 10/15/2039[1,3,4]	169	170
BX Trust, Series 2023-VLT2, Class C, (1-month USD CME Term SOFR + 4.176%) 9.508% 6/15/2040[1,4]	2,500	2,500
BX Trust, Series 2023-VLT2, Class D, (1-month USD CME Term SOFR + 4.774%) 10.106% 6/15/2040[1,4]	6,000	5,993
BX Trust, Series 2020-VIV2, Class C, 3.66% 3/9/2044[1,4]	2,000	1,637
BX Trust, Series 2020-VIV3, Class B, 3.662% 3/9/2044[1,4]	989	825
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 7.424% 3/15/2035[1,4]	2,985	2,957
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 8.521% 3/15/2035[1,3,4]	249	246
CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 8.482% 9/15/2028[1,4]	3,354	3,373
Capital Group Core Plus Income ETF — Page 2 of 20

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 6/10/2028[1,4]	USD3,950	$3,664
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 6/10/2028[1,4]	1,225	1,161
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.566% 2/10/2048[1,3]	448	408
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[1]	840	595
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043[1,4]	3,984	3,220
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.378% 9/10/2040[1,4]	5,155	4,821
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.697% 7/15/2038[1,3,4]	475	468
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.618% 2/10/2056[1]	1,982	1,920
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.618% 2/10/2056[1]	973	883
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.149%) 6.252% 12/15/2036 (1-month USD CME Term SOFR + 1.348% on 12/15/2023)[1,4,5]	730	727
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class B, (1-month USD CME Term SOFR + 2.744%) 8.076% 10/15/2039[1,3,4]	409	408
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class C, (1-month USD CME Term SOFR + 3.493%) 8.825% 10/15/2039[1,3,4]	545	541
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2/15/2048[1]	2,000	1,866
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.78% 11/15/2052[1,3]	750	582
MSFW Commercial Mortgage Trust, Series 2023-1, Class B, 6.906% 5/15/2033[1]	1,642	1,607
MSFW Commercial Mortgage Trust, Series 2023-1, Class C, 6.906% 5/15/2033[1]	1,698	1,510
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 9.179% 3/25/2050[1,4]	2,994	2,927
Multifamily Structured Credit Risk, Series 21-MN1, Class M2, (30-day Average USD-SOFR + 3.75%) 9.065% 1/25/2051[1,4]	910	881
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.696% 9/15/2058[1,3]	130	117
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.121% 11/15/2027[1,4]	1,646	1,650
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 8/5/2027[1,4]	594	586
WSTN Trust, Series 2023-MAUI, Class D, 8.748% 8/5/2027[1,4]	1,820	1,796
		126,779
Collateralized mortgage-backed obligations (privately originated) 1.51%
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,4]	1,425	1,270
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 7.415% 3/25/2042[1,3,4]	243	246
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.865% 5/25/2043[1,4]	813	852
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 6.815% 10/25/2041[1,3,4]	793	783
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.315% 4/25/2042[1,3,4]	446	449
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (30-day Average USD-SOFR + 5.214%) 10.529% 6/27/2050[1,3,4]	7,595	8,229
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 16.609% 10/25/2050[1,4]	1,900	2,456
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 6.25% 5/25/2060 (7.25% on 4/25/2024)[1,4,5]	570	566
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,4,5]	1,648	1,594
		16,445
Total mortgage-backed obligations		483,588
Capital Group Core Plus Income ETF — Page 3 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans 31.16% Financials 6.45%	Principal amount (000)	Value (000)
AerCap Ireland Capital DAC 1.75% 1/30/2026	USD150	$135
AerCap Ireland Capital DAC 5.75% 6/6/2028	486	475
AerCap Ireland Capital DAC 3.00% 10/29/2028	140	120
AerCap Ireland Capital DAC 3.30% 1/30/2032	2,074	1,650
AerCap Ireland Capital DAC 3.85% 10/29/2041	2,425	1,723
AG Issuer, LLC 6.25% 3/1/2028[4]	1,375	1,286
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[4]	675	680
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[5]	200	185
American International Group, Inc. 5.125% 3/27/2033	1,254	1,168
Aon Corp. 5.35% 2/28/2033	443	425
Aon Corp. 3.90% 2/28/2052	807	578
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[4]	300	267
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[5]	450	376
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[5]	750	721
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[5]	450	355
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[5]	3,230	3,007
Bank of Montreal 2.65% 3/8/2027	350	315
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[4,5]	1,055	1,041
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	400	299
Block, Inc. 3.50% 6/1/2031	867	682
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[4,5]	200	178
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[4,5]	225	220
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[4,5]	1,100	1,079
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[5]	1,450	1,370
Charles Schwab Corp. 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[5]	1,217	1,158
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[5]	615	486
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[5]	1,154	1,151
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[5]	1,330	1,272
CME Group, Inc. 2.65% 3/15/2032	150	122
Coinbase Global, Inc. 3.625% 10/1/2031[4]	350	233
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[4]	2,799	2,450
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[4]	375	306
Corebridge Financial, Inc. 3.85% 4/5/2029	299	269
Corebridge Financial, Inc. 3.90% 4/5/2032	741	624
Corebridge Financial, Inc. 4.35% 4/5/2042	98	74
Corebridge Financial, Inc. 4.40% 4/5/2052	2,097	1,538
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[4,5]	600	559
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[5]	1,038	1,045
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[5]	1,025	1,019
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[5]	300	271
Discover Financial Services 6.70% 11/29/2032	64	62
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[5]	215	213
Goldman Sachs Group, Inc. 1.757% 1/24/2025 (USD-SOFR + 0.73% on 1/24/2024)[5]	40	39
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[5]	767	614
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[5]	2,450	1,692
GTCR W-2 Merger Sub, LLC 7.50% 1/15/2031[4]	850	852
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)[5]	1,125	1,037
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[5]	1,500	1,467
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[5]	2,869	2,758
HUB International, Ltd. 5.625% 12/1/2029[4]	300	262
HUB International, Ltd. 7.25% 6/15/2030[4]	1,700	1,699
Capital Group Core Plus Income ETF — Page 4 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
ING Groep NV 4.017% 3/28/2028 (USD-SOFR + 1.83% on 3/28/2027)[5]	USD375	$348
Intercontinental Exchange, Inc. 4.35% 6/15/2029	500	471
Intercontinental Exchange, Inc. 4.60% 3/15/2033	428	393
Intercontinental Exchange, Inc. 3.00% 6/15/2050	355	222
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[4]	500	412
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[5]	338	326
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[5]	1,134	1,044
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[5]	875	830
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[5]	700	625
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[4,5]	200	195
Mastercard, Inc. 4.85% 3/9/2033	65	63
MetLife, Inc. 5.375% 7/15/2033	100	96
Metropolitan Life Global Funding I 5.15% 3/28/2033[4]	487	462
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[5]	471	443
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[5]	325	313
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[5]	160	154
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[5]	445	405
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[5]	1,258	1,266
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[5]	2,150	1,998
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[5]	1,275	1,203
Nasdaq, Inc. 5.95% 8/15/2053	389	364
Nasdaq, Inc. 6.10% 6/28/2063	1,041	969
Navient Corp. 6.125% 3/25/2024	82	82
Navient Corp. 5.50% 3/15/2029	500	421
Navient Corp. 9.375% 7/25/2030	650	642
Navient Corp. 5.625% 8/1/2033	2,473	1,798
New York Life Global Funding 0.85% 1/15/2026[4]	125	112
New York Life Global Funding 4.55% 1/28/2033[4]	433	397
NFP Corp. 6.875% 8/15/2028[4]	155	133
NFP Corp. 7.50% 10/1/2030[4]	675	649
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033)[5]	23	22
Progressive Corp. 3.00% 3/15/2032	350	294
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[5]	1,640	1,497
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[5]	478	445
The Charles Schwab Corp. 2.45% 3/3/2027	98	87
Toronto-Dominion Bank 2.00% 9/10/2031	90	69
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[5]	1,180	1,111
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[5]	1,430	1,260
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[5]	747	705
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[4,5]	300	237
UBS Group AG 6.301% 9/22/2034[4,5]	1,000	977
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[5]	469	452
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[5]	1,050	1,002
Wells Fargo & Co. 4.89% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[5]	764	692
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[5]	2,550	2,385
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[5]	24	23
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[5]	590	462
		70,163
Capital Group Core Plus Income ETF — Page 5 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy 4.88%	Principal amount (000)	Value (000)
Apache Corp. 5.10% 9/1/2040	USD350	$278
Apache Corp. 5.25% 2/1/2042	500	392
Apache Corp. 5.35% 7/1/2049	965	740
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[4]	250	244
BP Capital Markets America, Inc. 2.721% 1/12/2032	1,220	991
Cheniere Energy Partners, LP 4.00% 3/1/2031	789	675
Cheniere Energy Partners, LP 5.95% 6/30/2033[4]	1,600	1,545
Cheniere Energy, Inc. 4.625% 10/15/2028	175	161
Chesapeake Energy Corp. 5.875% 2/1/2029[4]	750	706
Chesapeake Energy Corp. 6.75% 4/15/2029[4]	761	746
Chord Energy Corp. 6.375% 6/1/2026[4]	710	697
Civitas Resources, Inc. 8.375% 7/1/2028[4]	850	866
Civitas Resources, Inc. 8.75% 7/1/2031[4]	775	793
CNX Resources Corp. 7.25% 3/14/2027[4]	275	272
CNX Resources Corp. 7.375% 1/15/2031[4]	185	182
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[4]	730	715
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[4]	321	317
Columbia Pipelines Operating Co., LLC 6.036% 11/15/2033[4]	262	256
Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043[4]	232	226
Comstock Resources, Inc. 5.875% 1/15/2030[4]	1,407	1,220
ConocoPhillips Co. 3.80% 3/15/2052	1,750	1,271
ConocoPhillips Co. 5.30% 5/15/2053	165	152
Crescent Energy Finance, LLC 9.25% 2/15/2028[4]	773	790
Crestwood Midstream Partners, LP 7.375% 2/1/2031[4]	151	154
Earthstone Energy Holdings, LLC 9.875% 7/15/2031[4]	820	893
Ecopetrol SA 4.625% 11/2/2031	10	8
Ecopetrol SA 8.875% 1/13/2033	1,700	1,662
EQM Midstream Partners, LP 6.00% 7/1/2025[4]	430	424
EQM Midstream Partners, LP 4.75% 1/15/2031[4]	2,194	1,891
EQT Corp. 3.90% 10/1/2027	75	69
Exxon Mobil Corp. 2.61% 10/15/2030	400	338
Exxon Mobil Corp. 3.452% 4/15/2051	1,580	1,107
Genesis Energy, LP 8.00% 1/15/2027	1,825	1,761
Harvest Midstream I, LP 7.50% 9/1/2028[4]	75	73
Hilcorp Energy I, LP 6.00% 4/15/2030[4]	135	122
Hilcorp Energy I, LP 6.25% 4/15/2032[4]	875	779
Kinder Morgan, Inc. 5.20% 6/1/2033	253	234
Kinder Morgan, Inc. 3.60% 2/15/2051	2,155	1,371
Kinder Morgan, Inc. 5.45% 8/1/2052	145	123
MPLX, LP 2.65% 8/15/2030	75	61
MPLX, LP 4.95% 9/1/2032	1,228	1,119
MPLX, LP 4.95% 3/14/2052	1,130	885
MPLX, LP 5.65% 3/1/2053	1,821	1,567
MV24 Capital BV 6.748% 6/1/2034	336	297
New Fortress Energy, Inc. 6.50% 9/30/2026[4]	2,130	1,963
NGL Energy Operating, LLC 7.50% 2/1/2026[4]	2,160	2,138
Noble Finance II, LLC 8.00% 4/15/2030[4]	150	152
Northern Oil and Gas, Inc. 8.75% 6/15/2031[4]	235	237
Occidental Petroleum Corp. 6.125% 1/1/2031	415	409
Occidental Petroleum Corp. 6.60% 3/15/2046	1,875	1,845
ONEOK, Inc. 4.00% 7/13/2027	50	47
ONEOK, Inc. 5.80% 11/1/2030	236	231
ONEOK, Inc. 6.35% 1/15/2031	40	40
ONEOK, Inc. 6.05% 9/1/2033	1,757	1,727
Capital Group Core Plus Income ETF — Page 6 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
ONEOK, Inc. 4.50% 3/15/2050	USD75	$55
ONEOK, Inc. 7.15% 1/15/2051	150	152
ONEOK, Inc. 6.625% 9/1/2053	1,726	1,692
Petrobras Global Finance BV 5.60% 1/3/2031	611	582
Petroleos Mexicanos 6.49% 1/23/2027	1,275	1,132
Seadrill Finance, Ltd. 8.375% 8/1/2030[4]	210	214
Shell International Finance BV 2.75% 4/6/2030	75	65
Shell International Finance BV 3.00% 11/26/2051	3,321	2,077
Southwestern Energy Co. 4.75% 2/1/2032	2,281	1,960
Sunoco, LP 4.50% 4/30/2030	150	130
Transocean Aquila, Ltd. 8.00% 9/30/2028[4]	440	440
Transocean, Inc. 8.00% 2/1/2027[4]	600	578
Transocean, Inc. 8.75% 2/15/2030[4]	645	660
Transocean, Inc. 6.80% 3/15/2038	1,380	1,052
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[4]	949	906
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[4]	1,794	1,474
Venture Global LNG, Inc. 8.125% 6/1/2028[4]	750	743
Venture Global LNG, Inc. 8.375% 6/1/2031[4]	750	738
Weatherford International, Ltd. 6.50% 9/15/2028[4]	300	300
Weatherford International, Ltd. 8.625% 4/30/2030[4]	125	126
Williams Companies, Inc. 2.60% 3/15/2031	55	44
		53,082
Health care 3.16%
Amgen, Inc. 5.25% 3/2/2030	623	609
Amgen, Inc. 4.20% 3/1/2033	865	770
Amgen, Inc. 5.25% 3/2/2033	995	952
Amgen, Inc. 4.875% 3/1/2053	275	229
Amgen, Inc. 5.65% 3/2/2053	4,294	4,022
Amgen, Inc. 5.75% 3/2/2063	650	600
Bausch Health Companies, Inc. 6.125% 2/1/2027[4]	75	47
Bausch Health Companies, Inc. 5.25% 2/15/2031[4]	110	42
Baxter International, Inc. 2.539% 2/1/2032	822	637
Baxter International, Inc. 3.132% 12/1/2051	2,531	1,508
Centene Corp. 2.45% 7/15/2028	1,415	1,197
Centene Corp. 2.625% 8/1/2031	2,445	1,876
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[4]	75	57
CVS Health Corp. 1.875% 2/28/2031	50	38
CVS Health Corp. 5.25% 2/21/2033	710	673
CVS Health Corp. 5.875% 6/1/2053	2,863	2,650
CVS Health Corp. 6.00% 6/1/2063	581	534
Elevance Health, Inc. 4.10% 5/15/2032	423	377
Elevance Health, Inc. 4.75% 2/15/2033	261	243
Elevance Health, Inc. 4.55% 5/15/2052	203	164
GE HealthCare Technologies, Inc. 5.905% 11/22/2032	650	645
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	125	127
HCA, Inc. 3.625% 3/15/2032	79	65
Medline Borrower, LP 5.25% 10/1/2029[4]	75	65
Merck & Co., Inc. 1.70% 6/10/2027	50	44
Molina Healthcare, Inc. 3.875% 11/15/2030[4]	414	343
Molina Healthcare, Inc. 3.875% 5/15/2032[4]	2,665	2,141
Owens & Minor, Inc. 6.25% 4/1/2030[4]	2,465	2,191
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	601	568
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	1,000	919
Capital Group Core Plus Income ETF — Page 7 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	USD1,198	$1,114
Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 10.179% 7/9/2025[3,6]	40	30
Roche Holdings, Inc. 2.076% 12/13/2031[4]	200	158
RP Escrow Issuer, LLC 5.25% 12/15/2025[4]	660	480
Tenet Healthcare Corp. 4.875% 1/1/2026	300	288
Tenet Healthcare Corp. 4.375% 1/15/2030	1,025	883
Tenet Healthcare Corp. 6.75% 5/15/2031[4]	200	193
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	2,027	1,808
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	482	474
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	2,371	2,146
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	700	710
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	714	740
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	718	450
UnitedHealth Group, Inc. 4.20% 5/15/2032	230	210
UnitedHealth Group, Inc. 4.75% 5/15/2052	355	303
		34,320
Communication services 3.13%
AT&T, Inc. 2.55% 12/1/2033	2,050	1,506
AT&T, Inc. 5.40% 2/15/2034	150	140
CCO Holdings, LLC 4.75% 3/1/2030[4]	700	589
CCO Holdings, LLC 4.75% 2/1/2032[4]	1,114	892
CCO Holdings, LLC 4.50% 5/1/2032	300	236
CCO Holdings, LLC 4.50% 6/1/2033[4]	655	502
CCO Holdings, LLC 4.25% 1/15/2034[4]	4,817	3,552
Charter Communications Operating, LLC 4.40% 4/1/2033	210	179
Charter Communications Operating, LLC 3.70% 4/1/2051	1,930	1,124
Charter Communications Operating, LLC 3.90% 6/1/2052	3,300	1,975
Charter Communications Operating, LLC 5.25% 4/1/2053	1,425	1,066
Comcast Corp. 4.80% 5/15/2033	42	39
Comcast Corp. 2.887% 11/1/2051	1,075	634
Comcast Corp. 5.35% 5/15/2053	1,540	1,405
DISH DBS Corp. 5.875% 11/15/2024	48	45
DISH Network Corp. 11.75% 11/15/2027[4]	1,200	1,211
Frontier Communications Holdings, LLC 5.00% 5/1/2028[4]	711	608
Gray Escrow II, Inc. 5.375% 11/15/2031[4]	2,275	1,492
Gray Television, Inc. 4.75% 10/15/2030[4]	180	120
Meta Platforms, Inc. 3.85% 8/15/2032	1,100	977
Meta Platforms, Inc. 4.45% 8/15/2052	775	614
Midas OpCo Holdings, LLC 5.625% 8/15/2029[4]	100	81
Netflix, Inc. 4.875% 4/15/2028	1,609	1,561
Netflix, Inc. 5.875% 11/15/2028	150	151
Netflix, Inc. 4.875% 6/15/2030[4]	1,475	1,398
News Corp. 3.875% 5/15/2029[4]	619	533
News Corp. 5.125% 2/15/2032[4]	976	854
Sirius XM Radio, Inc. 3.875% 9/1/2031[4]	2,139	1,622
Tencent Holdings, Ltd. 3.24% 6/3/2050[4]	960	554
T-Mobile USA, Inc. 5.05% 7/15/2033	471	437
T-Mobile USA, Inc. 3.40% 10/15/2052	2,095	1,310
T-Mobile USA, Inc. 5.75% 1/15/2054	513	473
Univision Communications, Inc. 8.00% 8/15/2028[4]	430	417
Univision Communications, Inc. 4.50% 5/1/2029[4]	3,100	2,527
Univision Communications, Inc. 7.375% 6/30/2030[4]	1,200	1,098
Verizon Communications, Inc. 1.75% 1/20/2031	400	302
Capital Group Core Plus Income ETF — Page 8 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Verizon Communications, Inc. 2.55% 3/21/2031	USD97	$77
Verizon Communications, Inc. 2.875% 11/20/2050	482	279
Verizon Communications, Inc. 3.55% 3/22/2051	200	132
Verizon Communications, Inc. 3.875% 3/1/2052	1,582	1,115
VZ Secured Financing BV 5.00% 1/15/2032[4]	200	157
		33,984
Consumer discretionary 2.65%
Advance Auto Parts, Inc. 3.50% 3/15/2032	250	187
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	1,590	1,242
Allied Universal Holdco, LLC 4.625% 6/1/2028[4]	1,692	1,413
Amazon.com, Inc. 2.10% 5/12/2031	100	80
Amazon.com, Inc. 3.60% 4/13/2032	600	532
Amazon.com, Inc. 3.95% 4/13/2052	400	310
Atlas LuxCo 4 SARL 4.625% 6/1/2028[4]	470	391
AutoNation, Inc. 3.85% 3/1/2032	300	244
Carnival Corp. 5.75% 3/1/2027[4]	850	770
Carnival Corp. 6.00% 5/1/2029[4]	1,655	1,414
Carnival Corp. 7.00% 8/15/2029[4]	520	513
Carnival Corp. 10.50% 6/1/2030[4]	540	557
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[4]	350	328
Fertitta Entertainment, LLC 4.625% 1/15/2029[4]	350	297
Fertitta Entertainment, LLC 6.75% 1/15/2030[4]	725	592
Ford Motor Co. 3.25% 2/12/2032	340	262
Ford Motor Credit Co., LLC 2.30% 2/10/2025	980	920
Ford Motor Credit Co., LLC 5.125% 6/16/2025	837	811
Ford Motor Credit Co., LLC 6.95% 6/10/2026	600	600
Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,475	1,318
Ford Motor Credit Co., LLC 4.95% 5/28/2027	1,065	1,001
Ford Motor Credit Co., LLC 7.20% 6/10/2030	2,400	2,415
General Motors Financial Co., Inc. 2.35% 2/26/2027	75	66
Hanesbrands, Inc. 9.00% 2/15/2031[4]	1,044	996
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.066% 3/8/2030[3,6]	255	250
Home Depot, Inc. 1.375% 3/15/2031	125	95
Hyundai Capital America 1.65% 9/17/2026[4]	100	88
International Game Technology PLC 5.25% 1/15/2029[4]	650	600
LCM Investments Holdings II, LLC 4.875% 5/1/2029[4]	974	829
LCM Investments Holdings II, LLC 8.25% 8/1/2031[4]	1,180	1,147
Lithia Motors, Inc. 3.875% 6/1/2029[4]	58	49
Lithia Motors, Inc. 4.375% 1/15/2031[4]	250	207
Macy’s Retail Holdings, LLC 5.875% 3/15/2030[4]	50	42
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[4]	773	649
Party City Holdings, Inc. 8.75% 2/15/2026[4]	461	71
Party City Holdings, Inc., Term Loan DIP, 14.582% 11/16/2023[3,6]	80	83
RHP Hotel Properties, LP 7.25% 7/15/2028[4]	317	312
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[4]	650	602
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028	1,450	1,228
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[4]	706	648
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[4]	800	831
Scientific Games Holdings, LP 6.625% 3/1/2030[4]	975	842
Sonic Automotive, Inc. 4.625% 11/15/2029[4]	375	311
Sonic Automotive, Inc. 4.875% 11/15/2031[4]	2,563	2,043
Capital Group Core Plus Income ETF — Page 9 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Wynn Resorts Finance, LLC 5.125% 10/1/2029[4]	USD357	$313
Wynn Resorts Finance, LLC 7.125% 2/15/2031[4]	314	298
		28,797
Utilities 2.42%
Aegea Finance SARL 9.00% 1/20/2031[4]	605	610
AES Panama Generation Holdings SRL 4.375% 5/31/2030[4]	198	169
Alabama Power Co. 3.94% 9/1/2032	525	463
Consumers Energy Co. 3.60% 8/15/2032	415	360
Consumers Energy Co. 4.625% 5/15/2033	625	583
Consumers Energy Co. 3.10% 8/15/2050	255	165
Consumers Energy Co. 2.65% 8/15/2052	402	233
Duke Energy Corp. 5.75% 9/15/2033	750	737
Duke Energy Corp. 6.10% 9/15/2053	300	291
Edison International 6.95% 11/15/2029	310	320
Electricité de France SA 6.90% 5/23/2053[4]	2,119	2,107
Electricité de France SA, 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[4,5]	1,000	1,044
Entergy Louisiana, LLC 4.75% 9/15/2052	200	165
FirstEnergy Corp. 2.65% 3/1/2030	1,165	951
FirstEnergy Corp. 2.25% 9/1/2030	285	221
Florida Power & Light Co. 2.875% 12/4/2051	635	385
MidAmerican Energy Co. 5.35% 1/15/2034	175	173
MidAmerican Energy Co. 2.70% 8/1/2052	50	28
MidAmerican Energy Co. 5.85% 9/15/2054	600	592
NiSource, Inc. 5.40% 6/30/2033	250	240
Northern States Power Co. 2.60% 6/1/2051	50	28
Northern States Power Co. 5.10% 5/15/2053	62	56
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032	625	577
Oncor Electric Delivery Co., LLC 2.70% 11/15/2051	175	100
Pacific Gas and Electric Co. 3.15% 1/1/2026	40	37
Pacific Gas and Electric Co. 4.65% 8/1/2028	450	413
Pacific Gas and Electric Co. 4.55% 7/1/2030	755	668
Pacific Gas and Electric Co. 3.25% 6/1/2031	200	159
Pacific Gas and Electric Co. 6.40% 6/15/2033	1,700	1,640
Pacific Gas and Electric Co. 3.50% 8/1/2050	7,545	4,501
Pacific Gas and Electric Co. 6.75% 1/15/2053	1,450	1,361
PG&E Corp. 5.25% 7/1/2030	996	867
Public Service Company of Colorado 3.20% 3/1/2050	400	252
Public Service Company of Colorado 2.70% 1/15/2051	272	153
Southern California Edison Co. 2.75% 2/1/2032	864	692
Southern California Edison Co. 2.95% 2/1/2051	1,070	634
Southern California Edison Co. 3.45% 2/1/2052	2,885	1,844
Talen Energy Supply, LLC 8.625% 6/1/2030[4]	1,567	1,608
The Southern Co. 5.70% 3/15/2034	693	679
WEC Energy Group, Inc. 5.15% 10/1/2027	175	172
Xcel Energy, Inc. 4.60% 6/1/2032	75	68
		26,346
Materials 2.23%
Anglo American Capital PLC 2.25% 3/17/2028[4]	200	171
Anglo American Capital PLC 4.75% 3/16/2052[4]	200	152
Ball Corp. 6.875% 3/15/2028	890	896
Ball Corp. 6.00% 6/15/2029	200	194
Capital Group Core Plus Income ETF — Page 10 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	USD456	$434
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	750	724
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	977	936
Braskem Idesa SAPI 6.99% 2/20/2032	200	120
Braskem Netherlands Finance BV 8.75% 1/12/2031[4]	680	675
Braskem Netherlands Finance BV 7.25% 2/13/2033	1,145	1,056
Braskem Netherlands Finance BV 7.25% 2/13/2033[4]	475	438
Celanese US Holdings, LLC 6.35% 11/15/2028	1,394	1,377
Celanese US Holdings, LLC 6.55% 11/15/2030	1,024	1,003
Celanese US Holdings, LLC 6.379% 7/15/2032	539	520
Celanese US Holdings, LLC 6.70% 11/15/2033	1,157	1,127
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[4]	300	256
Dow Chemical Co. (The) 3.60% 11/15/2050	40	27
EIDP, Inc. 4.80% 5/15/2033	695	649
First Quantum Minerals, Ltd. 6.875% 10/15/2027[4]	2,700	2,594
FXI Holdings, Inc. 12.25% 11/15/2026[4]	2,500	2,282
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[4]	230	173
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[4]	2,435	1,420
LABL, Inc. 5.875% 11/1/2028[4]	75	68
LABL, Inc. 9.50% 11/1/2028[4]	328	337
LSB Industries, Inc. 6.25% 10/15/2028[4]	248	225
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[4]	696	672
Mineral Resources Ltd. 9.25% 10/1/2028[4]	1,030	1,042
Nova Chemicals Corp. 4.25% 5/15/2029[4]	1,360	1,060
OCI NV 6.70% 3/16/2033[4]	699	668
Olympus Water US Holding Corp. 9.75% 11/15/2028[4]	750	749
Sasol Financing USA, LLC 8.75% 5/3/2029[4]	1,065	1,025
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[4]	742	656
Sealed Air Corp. 6.125% 2/1/2028[4]	347	336
South32 Treasury, Ltd. 4.35% 4/14/2032[4]	209	176
		24,238
Industrials 1.96%
Boeing Co. 2.75% 2/1/2026	115	107
Boeing Co. 3.625% 2/1/2031	1,992	1,722
Boeing Co. 3.60% 5/1/2034	2,788	2,257
Boeing Co. 5.805% 5/1/2050	3,265	2,959
Bombardier, Inc. 7.125% 6/15/2026[4]	249	241
Bombardier, Inc. 7.875% 4/15/2027[4]	1,600	1,563
Bombardier, Inc. 6.00% 2/15/2028[4]	171	155
Bombardier, Inc. 7.50% 2/1/2029[4]	490	466
Burlington Northern Santa Fe, LLC 5.20% 4/15/2054	394	361
Canadian Pacific Railway Co. 3.10% 12/2/2051	2,835	1,776
Carrier Global Corp. 2.722% 2/15/2030	100	83
Clean Harbors, Inc. 6.375% 2/1/2031[4]	73	71
CoreLogic, Inc. 4.50% 5/1/2028[4]	300	228
Icahn Enterprises, LP 4.75% 9/15/2024	230	222
Lockheed Martin Corp. 5.70% 11/15/2054	212	212
Mileage Plus Holdings, LLC 6.50% 6/20/2027[4]	45	45
Norfolk Southern Corp. 4.45% 3/1/2033	78	71
Norfolk Southern Corp. 5.35% 8/1/2054	1,305	1,193
Regal Rexnord Corp. 6.30% 2/15/2030[4]	975	943
Regal Rexnord Corp. 6.40% 4/15/2033[4]	800	771
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[4]	244	244
Capital Group Core Plus Income ETF — Page 11 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[4]	USD280	$285
RTX Corp. 2.375% 3/15/2032	195	151
RTX Corp. 2.82% 9/1/2051	925	531
RTX Corp. 5.375% 2/27/2053	586	531
Spirit AeroSystems, Inc. 9.375% 11/30/2029[4]	1,333	1,358
TransDigm, Inc. 6.75% 8/15/2028[4]	115	113
TransDigm, Inc. 4.625% 1/15/2029	838	733
Triumph Group, Inc. 9.00% 3/15/2028[4]	392	388
Union Pacific Corp. 2.80% 2/14/2032	350	289
Union Pacific Corp. 2.95% 3/10/2052	1,335	824
Union Pacific Corp. 4.95% 5/15/2053	425	381
United Airlines, Inc. 4.625% 4/15/2029[4]	100	86
		21,360
Consumer staples 1.76%
7-Eleven, Inc. 1.80% 2/10/2031[4]	975	740
7-Eleven, Inc. 2.80% 2/10/2051[4]	2,519	1,424
Altria Group, Inc. 3.70% 2/4/2051	2,420	1,507
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/2050	1,495	1,251
B&G Foods, Inc. 5.25% 9/15/2027	400	335
BAT Capital Corp. 2.259% 3/25/2028	100	85
BAT Capital Corp. 4.742% 3/16/2032	250	220
BAT Capital Corp. 6.421% 8/2/2033	573	557
BAT Capital Corp. 4.758% 9/6/2049	1,351	952
BAT Capital Corp. 3.984% 9/25/2050	1,632	1,026
BAT Capital Corp. 5.65% 3/16/2052	929	745
BAT Capital Corp. 7.081% 8/2/2053	1,445	1,366
Constellation Brands, Inc. 4.35% 5/9/2027	326	312
Constellation Brands, Inc. 4.75% 5/9/2032	1,183	1,097
Constellation Brands, Inc. 4.90% 5/1/2033	636	591
Coty, Inc. 6.625% 7/15/2030[4]	490	479
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	40	34
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[4]	250	228
Minerva Luxembourg SA 8.875% 9/13/2033[4]	930	924
PepsiCo, Inc. 1.95% 10/21/2031	50	39
Philip Morris International, Inc. 5.625% 11/17/2029	335	331
Philip Morris International, Inc. 5.75% 11/7/2032	1,297	1,267
Philip Morris International, Inc. 5.375% 2/15/2033	300	285
Philip Morris International, Inc. 5.625% 9/7/2033	1,600	1,539
Post Holdings, Inc. 4.625% 4/15/2030[4]	450	386
Target Corp. 4.80% 1/15/2053	1,592	1,363
		19,083
Real estate 1.60%
Boston Properties, LP 2.55% 4/1/2032	1,481	1,070
Boston Properties, LP 2.45% 10/1/2033	1,755	1,199
Boston Properties, LP 6.50% 1/15/2034	1,776	1,695
Crown Castle, Inc. 5.00% 1/11/2028	140	135
Equinix, Inc. 2.15% 7/15/2030	350	275
Equinix, Inc. 2.50% 5/15/2031	400	313
Equinix, Inc. 3.40% 2/15/2052	700	444
Iron Mountain, Inc. 4.50% 2/15/2031[4]	900	741
Kennedy-Wilson, Inc. 4.75% 3/1/2029	1,325	1,019
Kennedy-Wilson, Inc. 4.75% 2/1/2030	1,717	1,283
Capital Group Core Plus Income ETF — Page 12 of 20

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Kennedy-Wilson, Inc. 5.00% 3/1/2031	USD1,550	$1,134
Prologis, LP 5.125% 1/15/2034	1,275	1,205
Public Storage Operating Co. 5.10% 8/1/2033	992	949
Public Storage Operating Co. 5.35% 8/1/2053	1,162	1,063
Service Properties Trust 4.75% 10/1/2026	1,150	988
Service Properties Trust 4.95% 10/1/2029	500	379
Service Properties Trust 4.375% 2/15/2030	1,093	785
Sun Communities Operating, LP 2.70% 7/15/2031	40	31
Sun Communities Operating, LP 4.20% 4/15/2032	649	554
The Howard Hughes Corp. 4.375% 2/1/2031[4]	775	596
VICI Properties, LP 3.875% 2/15/2029[4]	75	65
VICI Properties, LP 4.125% 8/15/2030[4]	250	213
VICI Properties, LP 5.125% 5/15/2032	1,430	1,281
		17,417
Information technology 0.92%
Analog Devices, Inc. 1.70% 10/1/2028	25	21
Analog Devices, Inc. 2.95% 10/1/2051	1,053	658
Apple, Inc. 2.70% 8/5/2051	610	372
Broadcom, Inc. 3.469% 4/15/2034[4]	69	54
Broadcom, Inc. 3.187% 11/15/2036[4]	450	323
Broadcom, Inc. 4.926% 5/15/2037[4]	1,801	1,553
Cloud Software Group, Inc. 6.50% 3/31/2029[4]	230	204
Cloud Software Group, Inc. 9.00% 9/30/2029[4]	2,450	2,133
CommScope, Inc. 4.75% 9/1/2029[4]	400	295
Entegris Escrow Corp. 4.75% 4/15/2029[4]	445	401
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[3,6,7]	273	273
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[3,6,7]	29	28
NCR Atleos Escrow Corp. 9.50% 4/1/2029[4]	900	871
Oracle Corp. 3.60% 4/1/2050	764	495
SK hynix, Inc. 6.50% 1/17/2033	890	871
SK hynix, Inc. 6.50% 1/17/2033[4]	210	205
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.99% 9/29/2028[3,6]	497	478
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[5,7,8]	800	734
		9,969
Total corporate bonds, notes & loans		338,759
U.S. Treasury bonds & notes 13.37% U.S. Treasury 11.79%
U.S. Treasury 4.25% 5/31/2025	9,250	9,113
U.S. Treasury 4.625% 6/30/2025	19,050	18,887
U.S. Treasury 4.75% 7/31/2025	12,220	12,139
U.S. Treasury 5.00% 8/31/2025	13,050	13,025
U.S. Treasury 5.00% 9/30/2025	200	200
U.S. Treasury 3.875% 2/15/2026	3,500	3,426
U.S. Treasury 4.125% 6/15/2026	11,140	10,934
U.S. Treasury 4.50% 7/15/2026	3,200	3,170
U.S. Treasury 4.125% 9/30/2027	3,375	3,305
U.S. Treasury 4.125% 7/31/2028	13,374	13,085
U.S. Treasury 4.375% 8/31/2028	20,550	20,346
U.S. Treasury 4.125% 8/31/2030	1,000	971
U.S. Treasury 3.875% 8/15/2033	6,041	5,707
U.S. Treasury 3.75% 5/15/2043[9]	9,187	7,986
Capital Group Core Plus Income ETF — Page 13 of 20

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.375% 8/15/2043[9]	USD5,100	$4,758
U.S. Treasury 3.625% 5/15/2053[9]	1,351	1,118
		128,170
U.S. Treasury inflation-protected securities 1.58%
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[10]	17,645	17,131
Total U.S. Treasury bonds & notes		145,301
Asset-backed obligations 8.70%
ACHV ABS Trust, Series 2023-2PL, Class B, 6.88% 5/20/2030[1,4]	318	318
Affirm, Inc., Series 2023-B, Class D, 8.78% 9/15/2028[1,4]	995	999
Affirm, Inc., Series 2023-B, Class E, 11.32% 9/15/2028[1,4]	1,447	1,458
AGL CLO, Ltd., Series 2022-18A, Class B, (3-month USD CME Term SOFR + 2.00%) 7.334% 4/21/2031[1,3,4]	1,500	1,498
ALM Loan Funding, Series 2020-1A, Class A2, (3-month USD CME Term SOFR + 2.112%) 7.42% 10/15/2029[1,3,4]	500	500
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[1,4]	701	688
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027[1,4]	2,394	2,417
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class C, 6.85% 4/20/2028[1,4]	3,333	3,279
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class B, 6.32% 6/20/2029[1,4]	2,369	2,340
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class C, 7.24% 6/20/2029[1,4]	890	886
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class C, 7.03% 12/20/2029[1,4]	4,000	3,910
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A, 4.63% 7/15/2025[1,4]	1,000	984
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,4]	486	427
CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[1,4]	1,530	1,525
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[1,4]	179	178
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028[1,4]	1,250	1,205
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032[1,4]	1,000	961
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[1,4]	1,000	963
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 11/17/2025[1]	38	38
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	26	25
Exeter Automobile Receivables Trust, Series 2023-2, Class E, 9.75% 11/15/2030[1,4]	848	851
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,4]	1,022	1,038
Exeter Automobile Receivables Trust, Series 2023-4, Class E, 9.57% 2/18/2031[1,4]	3,010	3,024
Flagship Credit Auto Trust, Series 2023-3, Class E, 9.74% 6/17/2030[1,4]	446	446
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028[1,4]	2,335	2,287
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030[1,4]	950	946
Hertz Vehicle Financing III, LLC, Series 2023-1, Class C, 6.91% 6/25/2027[1,4]	2,200	2,183
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,4]	672	669
Hertz Vehicle Financing III, LLC, Series 2023-3, Class D, 9.43% 2/25/2028[1,4]	2,553	2,559
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,4]	300	259
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,4]	2,389	2,069
Hertz Vehicle Financing III, LLC, Series 2022-5, Class D, 6.78% 9/25/2028[1,4]	1,792	1,630
Hertz Vehicle Financing III, LLC, Series 2023-2, Class C, 7.13% 9/25/2029[1,4]	2,167	2,139
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030[1,4]	3,950	3,964
Hertz Vehicle Financing III, LLC, Series 2023-4, Class D, 9.44% 3/25/2030[1,4]	2,496	2,530
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,4]	1,368	1,357
Mission Lane Credit Card Master Trust, Series 2023-B, Class E, 15.56% 11/15/2028[1,4]	5,000	5,000
Mission Lane Credit Card Master Trust, Series 2023-B, Class D, 12.43% 11/15/2028[1,4]	5,000	5,000
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[1,7,8]	465	469
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[1,7,8]	3,500	3,544
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[1,4]	2,459	2,439
Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03% 7/17/2028[1,4]	5,600	5,605
Ondeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[1,4]	1,364	1,353
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,4]	1,912	1,873
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,4]	819	806
Capital Group Core Plus Income ETF — Page 14 of 20

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[1,4]	USD337	$324
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]	796	803
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,4]	2,900	2,602
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,4]	1,476	1,324
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053[1,4]	2,490	2,362
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[1,4]	208	190
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,4]	5,000	4,820
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[1,4]	2,000	1,964
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 9/15/2027[1,4]	1,562	1,526
		94,554
Bonds & notes of governments & government agencies outside the U.S. 1.67%
Abu Dhabi (Emirate of) 1.70% 3/2/2031[4]	300	240
Angola (Republic of) 8.75% 4/14/2032[4]	800	645
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[5]	1,100	316
Chile (Republic of) 2.45% 1/31/2031	400	330
Chile (Republic of) 4.34% 3/7/2042	200	162
Colombia (Republic of) 8.00% 4/20/2033	280	277
Colombia (Republic of) 7.50% 2/2/2034	3,195	3,026
Dominican Republic 4.50% 1/30/2030[4]	500	425
Dominican Republic 5.875% 1/30/2060	1,580	1,137
Egypt (Arab Republic of) 8.75% 9/30/2051	2,239	1,210
Export-Import Bank of India 2.25% 1/13/2031[4]	250	194
Honduras (Republic of) 5.625% 6/24/2030	1,740	1,491
Mongolia (State of) 4.45% 7/7/2031	500	387
Oman (Sultanate of) 7.00% 1/25/2051	980	926
Oman (Sultanate of) 7.00% 1/25/2051[4]	500	473
Panama (Republic of) 2.252% 9/29/2032	1,200	871
Panama (Republic of) 6.875% 1/31/2036	575	578
Panama (Republic of) 6.853% 3/28/2054	1,550	1,444
Senegal (Republic of) 6.75% 3/13/2048	1,600	1,076
South Africa (Republic of) 5.875% 4/20/2032	1,003	856
United Mexican States 4.50% 4/22/2029	450	420
United Mexican States 4.75% 4/27/2032	860	775
United Mexican States 6.338% 5/4/2053	985	899
		18,158
Municipals 0.14%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[4]	1,575	1,533
Total bonds, notes & other debt instruments (cost: $1,115,149,000)		1,081,893
Short-term securities 30.35% Money market investments 30.35%	Shares
Capital Group Central Cash Fund 5.44%[11,12]	3,300,286	329,996
Total short-term securities (cost: $330,008,000)		329,996
Total investment securities 129.87% (cost: $1,445,157,000)		1,411,889
Other assets less liabilities (29.87)%		(324,775)
Net assets 100.00%		$1,087,114
Capital Group Core Plus Income ETF — Page 15 of 20

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	1,584	12/29/2023	USD321,094	$(943)
5 Year U.S. Treasury Note Futures	Long	2,197	12/29/2023	231,475	(1,895)
10 Year U.S. Treasury Note Futures	Long	702	12/19/2023	75,860	(1,372)
10 Year Ultra U.S. Treasury Note Futures	Short	1,356	12/19/2023	(151,279)	4,214
30 Year U.S. Treasury Bond Futures	Long	45	12/19/2023	5,120	(289)
30 Year Ultra U.S. Treasury Bond Futures	Long	26	12/19/2023	3,086	(268)
					$(553)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive			Pay			Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 9/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	2.121%	Annual	3/28/2024	USD5,700	$182		$—	$182
4.105%	Annual	SOFR	Annual	4/18/2025	175,000	(3,677)		—	(3,677)
SOFR	Annual	3.3885%	Annual	4/18/2028	35,000	1,747		—	1,747
SOFR	Annual	3.1585%	Annual	1/18/2033	43,000	4,192		—	4,192
SOFR	Annual	3.2205%	Annual	4/18/2033	58,000	5,259		—	5,259
						$7,703		$—	$7,703
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium paid (000)	Unrealized appreciation at 9/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
12.54%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	BRL19,454	$146	$—	$146
Investments in affiliates12

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2023 (000)	Dividend income (000)
Short-term securities 30.35%
Money market investments 30.35%
Capital Group Central Cash Fund 5.44%[11]	$49,881	$533,091	$252,952	$(9)	$(15)	$329,996	$7,170
Capital Group Core Plus Income ETF — Page 16 of 20

unaudited
Restricted securities

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[1]	12/6/2022	$3,499	$3,544.33%
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[1]	12/6/2022	465	469.04
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2]	6/23/2023	769	734.07
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029	9/12/2023	268	273.03
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029	9/12/2023	28	28.00
		$5,029	$5,048.47%
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $288,834,000, which represented 25.65% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,142,000, which represented 0.10% of the net assets of the fund.
[7]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $5,048,000, which represented 0.47% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,373,000, which represented 1.23% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Rate represents the seven-day yield at September 30, 2023.
[12]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Capital Group Core Plus Income ETF — Page 17 of 20

unaudited
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $589,244,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. As of September 30, 2023, the fund did not have any credit default swaps. The average month-end notional amount of interest rate swaps and credit default swaps while held was $255,487,000 and $10,400,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group Core Plus Income ETF — Page 18 of 20

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$483,588	$—	$483,588
Corporate bonds, notes & loans	—	338,025	734	338,759
U.S. Treasury bonds & notes	—	145,301	—	145,301
Asset-backed obligations	—	90,541	4,013	94,554
Bonds & notes of governments & government agencies outside the U.S.	—	18,158	—	18,158
Municipals	—	1,533	—	1,533
Short-term securities	329,996	—	—	329,996
Total	$329,996	$1,077,146	$4,747	$1,411,889
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,214	$—	$—	$4,214
Unrealized appreciation on centrally cleared interest rate swaps	—	11,380	—	11,380
Unrealized appreciation on bilateral interest rate swaps	—	146	—	146
Liabilities:
Unrealized depreciation on futures contracts	(4,767)	—	—	(4,767)
Unrealized depreciation on centrally cleared interest rate swaps	—	(3,677)	—	(3,677)
Total	$(553)	$7,849	$—	$7,296
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
Key to abbreviations
AMT = Alternative Minimum Tax
Assn. = Association
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company

Dev. = Development
Facs. = Facilities
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD = U.S. dollars

Capital Group Core Plus Income ETF — Page 19 of 20

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
ETGEFP3-306-1123O-S96518	Capital Group Core Plus Income ETF — Page 20 of 20